Trade Payables and Other Liabilities - Reconciliation of Contract Liabilities (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Beginning contract liabilities balance	$ 1,584	$ 1,983
Cash receipts in advance of satisfaction of performance obligations	144	381
Released to the consolidated statements of operations	(183)	(749)
Other	(14)	(31)
Ending contract liabilities balance	1,531	1,584
Current	776	840
Non-current	755	744
Total	$ 1,531	1,584
Deferred revenue		$ (18)